U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and Address of issuer:
               INVESCO International Funds, Inc.
               4350 S. Monaco Street
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): __X__

3.   Investment Company Act File Number: 811-7758

     Securities Act File Number:   033-63498

4(a) Last day of fiscal year for which this Form is filed: October 31, 2001

4(b) ____  Check  box if this  Form is being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c) ____  Check box if this is the last  time the  issuer  will be filing  this
           Form.

5.   Calculation of registration fee:

      (i)    Aggregate sales price of securities
             sold during the fiscal year
             pursuant to section 24(f)                  $1,280,470,914
                                                        --------------

      (ii)   Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                            $1,374,234,429
                                                         --------------

      (iii)  Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier
             than October 1, 1995 that were
             not previously used to reduce
             registration fees payable to the
             Commission                                  $0
                                                         --

      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii)]                $1,374,234,429
                                                         --------------

      (v)    Net sales - if item 5(i) is greater
             than item 5(iv) [subtract item 5(iv) from
             item 5(i)]                                  $0
                                                         --

      (vi)   Redemption credits available for use in
             future years - if item 5(i) is less than
             item 5(iv) [subtract item 5(iv) from item
             5(i)]                                       $93,763,515
                                                         -----------

      (vii)  Multiplier for determining
             registration fee (See Instruction C.9)      x0.000092
                                                         ---------

      (viii) Registration fee due [multiply item 5(v)
             by item 5(vii)] (enter "0" if no fee is
             due):                                       = $0
                                                         ----

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.   Interest  due - if this Form is being filed
     more than 90 days after the end of the Issuer's
     fiscal year (see instruction D)                 :   +$0
                                                         ---

8.   Total of the amount of the registration fee
     due plus any interest due [line 5(viii) plus
     line 7]:                                            =$0
                                                         ---

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                                ___   Wire Transfer
                                ___   Mail or other means

                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

               INVESCO International Funds, Inc.
                  -   INVESCO European Fund
                  -   INVESCO International Blue Chip Value Fund



                              By:  /s/ Mark H. Williamson
                                   ----------------------
                                   Mark H. Williamson
                                   President


Date: January 24, 2002